Significant Accounting Policies (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Recently Adopted Accounting Standards
Carrying fair value of property, plant and equipment	$ 80,083,383	$ 75,627,881
Tangshan Yian
Recently Adopted Accounting Standards
Fair value of property, plant and equipment	2,900,000
Carrying fair value of property, plant and equipment	4,400,000	4,900,000
Total Losses	1,520,478
Plant and building | Tangshan Yian
Recently Adopted Accounting Standards
Total Losses	827,459
Machinery and equipment | Tangshan Yian
Recently Adopted Accounting Standards
Total Losses	693,019
Nonrecurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Land use right | Tangshan Yian
Recently Adopted Accounting Standards
Fair value of property, plant and equipment	1,226,376
Nonrecurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Plant and building | Tangshan Yian
Recently Adopted Accounting Standards
Fair value of property, plant and equipment	1,356,894
Nonrecurring basis | Significant Other Observable Inputs (Level 2) | Machinery and equipment | Tangshan Yian
Recently Adopted Accounting Standards
Fair value of property, plant and equipment	$ 340,048